Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Reported Value Measurement [Member]
Derivative warrants liabilities	$ 190,315	$ 332,222
Estimate of Fair Value Measurement [Member]
Derivative warrants liabilities	190,315	332,222
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative warrants liabilities
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative warrants liabilities
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative warrants liabilities	$ 190,315	$ 332,222